SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Line of credit

In April 2015, the Company entered into a new line of credit arrangement with one of its commercial banks in Europe to provide it with up to €5,500 in borrowings for two years. Borrowings under the line of credit bear interest, which is payable quarterly at LIBOR plus 3.75% per annum. The line of credit is secured by the accounts receivable and tangible fixed assets of three of the Company's European subsidiaries. The line of credit replaces all other existing lines of credit with that commercial bank.

Purchase agreement

In March 2015, the Company entered into an agreement  with a third party to purchase at least 90% of the shares of two companies in Europe, provided that the Company is able to obtain a contract with certain customers in Europe totaling at least €14,000 in revenue as well as meets certain other conditions as defined in the agreement.    The purchase price will be €500 plus an amount contingent upon future profits, as defined.